Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 124,422
Ending balance	87,309	€ 124,422
DPAC [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	9,303	8,253
Costs deferred during the year	683	636
Amortization through income statement	(793)	(899)
Shadow accounting adjustments	2,136	699
Net exchange differences	483	621
Transfers to disposal groups	(29)	0
Other	(7)	(7)
Ending balance	11,777	9,303
Deferred costs of reinsurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	766	141
Costs deferred during the year	59	619
Amortization through income statement	(93)	(32)
Shadow accounting adjustments	85	17
Net exchange differences	34	21
Transfers to disposal groups	(212)	0
Other	12	0
Ending balance	651	766
Deferred transaction costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	434	404
Costs deferred during the year	28	25
Amortization through income statement	(29)	(26)
Shadow accounting adjustments	0	0
Net exchange differences	25	30
Transfers to disposal groups	0	0
Other	0	0
Ending balance	€ 458	€ 434